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BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

November 1, 2022

BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

Supplement to Current Summary Prospectus and Prospectus

Effective on or about December 1, 2022 (the "Effective Date"), the following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.		Class A	Class C	Class I	Class Y	Class Z
Management fees	[1]	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees		none	0.75%	none	none	none
Shareholder services fees		0.25%	0.25%	none	none	0.04%
Miscellaneous other expenses	[2]	0.10%	0.12%	0.12%	0.12%	0.10%
Total other expenses		0.35%	0.37%	0.12%	0.12%	0.14%
Total annual fund operating expenses		0.80%	1.57%	0.57%	0.57%	0.59%
[1]	Restated to reflect management fees as of the Effective Date.
[2]	Includes interest expense in the amount of .03% in connection with inverse floater securities.

Example
Expense Example - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	528	694	874	1,395
Class C	260	496	855	1,867
Class I	58	183	318	714
Class Y	58	183	318	714
Class Z	60	189	329	738

Expense Example No Redemption - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	528	694	874	1,395
Class C	160	496	855	1,867
Class I	58	183	318	714
Class Y	58	183	318	714
Class Z	60	189	329	738